Debentures (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Debentures [Abstract]
Schedule of debentures
	Effective Interest rate	Currency	Par value in issuance currency	Par Value	Unamortized debt premium (discount) and issuance costs, net	Current maturities	Total long-term debentures, net of current maturities	Short-term accrued interest	Total short-term and long-term debentures
	%			December 31, 2021
Formula’s Series A Secured Debentures (2.8%)	2.4	NIS (Unlinked)	NIS 102,633	$33,000	217	11,000	22,217	457	33,674

Formula’s Series C Secured Debentures (2.3%)	2.2	NIS (Unlinked)	NIS 374,225	$120,330	472	16,970	103,832	227	121,029

Sapiens’ Series B Debentures (3.37%)	3.3	NIS (Linked to fix rate of USD)	NIS 350,000	$98,980	(198)	19,796	78,986	5	98,787

				$252,310	491	47,766	205,035	689	$253,490

	Effective Interest rate	Currency	Par value in issuance currency	Par Value	Unamortized debt premium (discount) and issuance costs, net	Current maturities	Total long-term debentures, net of current maturities	Short-term accrued interest	Total short-term and long-term debentures
	%			December 31, 2020
Formula’s Series A Secured Debentures (2.8%)	2.4	NIS (Unlinked)	NIS 136,844	$42,564	365	10,641	32,288	589	43,518

Formula’s Series C Secured Debentures (2.3%)	2.5	NIS (Unlinked)	NIS 267,000	$83,048	(678)	10,264	72,106	158	82,528

Sapiens’ Series B Debentures (3.37%)	3.3	NIS (Linked to fix rate of USD)	NIS 420,000	$118,778	(306)	19,796	98,676	6	118,478

				$244,390	(619)	40,701	203,070	753	$244,524

Schedule of aggregate principal annual payments of debentures
Repayment amount
2022	47,766
2023	47,766
2024	47,766
2025	54,506
2026	54,506
252,310